Document and Entity Information	Jun. 06, 2024
Cover [Abstract]
Entity Registrant Name	Savara Inc
Amendment Flag	true
Entity Central Index Key	0001160308
Document Type	8-K/A
Document Period End Date	Jun. 06, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-32157
Entity Tax Identification Number	84-1318182
Entity Address, Address Line One	1717 Langhorne Newtown Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Langhorne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19047
City Area Code	(512)
Local Phone Number	614-1848
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SVRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (the “Current Report”) amends the Current Report on Form 8-K filed by Savara Inc. (“Savara”) with the Securities and Exchange Commission (the “SEC”) on June 7, 2024 (the “Original Report”). The Original Report reported the final voting results of the matters voted on at Savara’s 2024 annual meeting of stockholders held on June 6, 2024 (the “Annual Meeting”). This amendment is being filed solely to add the disclosure below under Item 5.02 and file Exhibit 10.1. The Original Report otherwise remains unchanged.